Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2024	December 31, 2025
	RMB in thousands
Servers and computers	3,406,915	3,849,135
Leasehold improvements	222,925	218,490
Others	64,799	53,916

Total	3,694,639	4,121,541
Less: accumulated depreciation	(3,105,412)	(3,426,436)

Net book value	589,227	695,105

Depreciation expenses were RMB727.2 million, RMB554.3 million and RMB480.9 million for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment was recognized for any of periods presented.